1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 1) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Ownership interest in New PE Holdco			67.00%	34.00%
Line of credit collateral used			$ 20,627	$ 23,715
Bad debt recovery			6	218
Accounts receivable due, Value			12,011	13,577
Accounts receivable due, Percent			46.00%	48.00%
Amortization of deferred financing costs	108	164	736	651
Unamortized deferred financing costs			1,447
Net sales when company acting as an agent			2,756	2,856
Reduction to cost of goods sold			0	1,481
Stock-based compensation future unvested forfeiture rate			5.00%	5.00%
Accrued and unpaid dividends			$ 5,852	$ 7,315
Potentially dilutive shares from convertible securities outstanding	427,000	214,000
Convertible Debt Securities [Member]
Potentially dilutive shares from convertible securities outstanding			246,000	54,000